SECURITIES - AVAILABLE-FOR-SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SECURITIES
Amortized Cost	$ 50,306	$ 54,248
Gross Unrealized Gains	75	191
Gross Unrealized Losses	(439)	(225)
Fair Value	49,942	54,214
U.S. government-sponsored entities
SECURITIES
Amortized Cost	10,265	11,000
Gross Unrealized Gains		3
Gross Unrealized Losses	(50)	(10)
Fair Value	10,215	10,993
Residential agency mortgage-backed
SECURITIES
Amortized Cost	40,041	43,248
Gross Unrealized Gains	75	188
Gross Unrealized Losses	(389)	(215)
Fair Value	$ 39,727	$ 43,221